Investments (Maturities of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 1,824
Amortized Cost, Due after one year through five years	9,020
Amortized Cost, Due after five years through ten years	9,814
Amortized Cost, Due after ten years	22,468
Amortized Cost, Structured Securities	14,163
Amortized Cost, Subtotal	57,289	$ 59,852
Estimated Fair Value, Due in one year or less	1,829
Estimated Fair Value, Due after one year through five years	9,408
Estimated Fair Value, Due after five years through ten years	9,931
Estimated Fair Value, Due after ten years	24,497
Estimated Fair Value, Structured Securities	14,234
Available-for-sale Securities, Debt Securities	$ 59,899	$ 62,121